Stockholders' Equity - Summary of Company's Outstanding Warrants (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	9,419,352	9,419,352
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	2,500,000	2,500,000
Exercise price per share	$ 11.5	$ 11.5
Expiration Date	Nov. 01, 2027	Nov. 01, 2027
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	2,875,000	2,875,000
Exercise price per share	$ 11.5	$ 11.5
Expiration Date	Nov. 01, 2027	Nov. 01, 2027
April 2023 Convertible Note Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	3,868,060	3,868,060
Exercise price per share	$ 0.6	$ 0.6
Expiration Date	Apr. 28, 2028	Apr. 28, 2028
April 2023 Convertible Note Warrants, Related Party [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	176,292	176,292
Exercise price per share	$ 0.6	$ 0.6
Expiration Date	Apr. 28, 2028	Apr. 28, 2028